Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,068,636
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	9,218,577
Total			13,287,213
Arizona 0.9%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	610,234
07/01/2051	4.000%	850,000	605,612
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	951,876
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,130,740
07/01/2059	5.000%	1,000,000	836,466
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,147,593
06/15/2057	4.000%	500,000	322,367
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	5,931,525
Series 2018
02/15/2048	5.000%	870,000	781,546
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	3,594,194
Total			15,912,153
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.0%
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	3,734,702
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,291,370
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,582,321
02/01/2042	5.000%	1,500,000	1,501,887
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,049,974
California Municipal Finance Authority(a)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	927,539
California Public Finance Authority(a)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	437,892
11/15/2051	5.000%	1,000,000	787,917
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,140,381
California School Finance Authority(a)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,080,213
07/01/2046	6.375%	150,000	159,861
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,649,724
Columbia Strategic Municipal Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(a)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	437,055
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2040	4.000%	750,000	655,843
05/15/2041	4.000%	800,000	686,433
05/15/2042	4.000%	500,000	426,670
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	1,965,787
Compton Unified School District(c)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,052,647
06/01/2038	0.000%	1,830,000	854,373
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	3,550,619
Glendale Unified School District(c)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	660,340
09/01/2033	0.000%	1,100,000	689,345
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	2,870,782
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	1,945,436
Poway Unified School District(c)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,295,608
Riverside County Transportation Commission(c)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,235,000	970,448
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	923,626
San Diego County Regional Airport Authority(b)
Revenue Bonds
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,296,915
07/01/2056	5.000%	1,670,000	1,563,296
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Revenue Bonds
Series 2019A
05/01/2036	5.000%	5,000,000	4,982,466
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2035	3.000%	1,600,000	1,366,084
08/01/2036	3.000%	2,275,000	1,886,152
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,004
Total			50,425,710
Colorado 5.1%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,365,000	3,101,935
City & County of Denver(c)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,454,573
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2018-A
12/01/2037	5.000%	5,000,000	4,928,851
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	2,831,799
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,244,412
11/15/2053	5.500%	2,000,000	2,023,931
Colorado Bridge Enterprise(b)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,412,831

2	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	699,533
07/01/2049	5.500%	700,000	655,426
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	8,778,488
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,658,492
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	13,709,426
08/01/2049	4.000%	2,595,000	2,020,468
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	828,093
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	13,000,000	13,272,574
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2049	5.000%	1,500,000	1,144,822
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,631,253
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	734,069
01/01/2038	4.000%	1,300,000	1,181,962
01/01/2040	4.000%	1,000,000	893,959
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	791,096
09/01/2050	4.000%	1,500,000	1,108,363
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	362,419
10/01/2049	3.250%	1,000,000	705,882
10/01/2054	3.400%	1,000,000	697,912
Fiddlers Business Improvement District(a)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,132,820
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,101,515
State of Colorado
Certificate of Participation
Series 2020A
12/15/2035	4.000%	750,000	710,032
12/15/2039	4.000%	750,000	685,397
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	3,107,885
Total			86,610,218
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	1,652,102
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2039	4.000%	1,700,000	1,585,171
Unlimited General Obligation Bonds
Series 2019A
04/15/2037	4.000%	10,000,000	9,403,904
Total			12,641,177
Delaware 0.1%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,339,197
District of Columbia 0.7%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	305,218
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	2,844,948

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,100,054
07/01/2049	4.000%	695,000	551,068
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2035	5.000%	4,745,000	4,761,277
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	1,829,182
Total			11,391,747
Florida 4.6%
Capital Trust Agency, Inc.(a)
04/27/2021
07/01/2056	5.000%	2,125,000	1,768,775
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,291,463
Capital Trust Agency, Inc.(a),(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	994,700
12/01/2050	0.000%	1,000,000	290,000
Capital Trust Agency, Inc.(a),(c)
Subordinated
07/01/2061	0.000%	93,140,000	3,768,659
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	4,318,643
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,761,146
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	2,743,436
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(c)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	333,570
09/01/2036	0.000%	700,000	337,030
09/01/2037	0.000%	700,000	317,788
County of Miami-Dade Aviation(b)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	14,490,000	13,736,220
County of Osceola Transportation(c)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,273,177
10/01/2037	0.000%	4,000,000	1,654,423
10/01/2038	0.000%	1,500,000	580,865
10/01/2039	0.000%	3,300,000	1,193,232
Florida Development Finance Corp.(a)
Refunding Revenue Bonds
Mayflower Retirement Community Center
Series 2021
06/01/2027	2.375%	830,000	727,130
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	935,774
Greater Orlando Aviation Authority(b)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	4,843,069
Hillsborough County Aviation Authority(b)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2047	5.000%	2,500,000	2,421,331
10/01/2052	4.000%	2,645,000	2,137,184
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,282,332
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,630,873
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	7,847,482
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	1,857,688

4	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	965,443
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	836,157
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	709,775
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	405,538
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	1,980,058
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,455,683
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,127,108
11/15/2049	5.500%	2,300,000	1,830,246
Total			78,355,998
Georgia 4.4%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	6,142,398
City of Atlanta Department of Aviation(b)
Revenue Bonds
Airport
Series 2019B
07/01/2037	4.000%	8,930,000	8,099,039
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,176,693
Series 2022B
07/01/2052	5.000%	8,810,000	8,398,524
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	886,305
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,731,643
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	989,574
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,299,940
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	768,589
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,290,029
Main Street Natural Gas, Inc.(a)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	12,500,000	11,544,010
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	2,500,000	2,399,717
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	10,000,000	9,810,746
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,534,137
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,413,874

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	2,888,512
12/01/2048	6.250%	1,960,000	1,516,832
Total			74,890,562
Hawaii 0.0%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	705,005
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	2,447,783
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	1,635,000	1,110,456
Series 2021
10/01/2050	4.500%	4,365,000	3,034,396
Spring Valley Community Infrastructure District No. 1(a)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,355,508
Total			7,948,143
Illinois 10.9%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,504,141
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,609,969
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,850,045
Series 2018
12/01/2046	5.000%	2,500,000	2,171,752
Series 2021A
12/01/2035	5.000%	2,560,000	2,391,737
12/01/2040	5.000%	1,000,000	900,338
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022A
12/01/2047	4.000%	4,000,000	2,953,844
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	502,432
Series 2022B
12/01/2037	4.000%	8,000,000	6,599,884
Chicago Board of Education(a)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,835,977
Chicago Board of Education(c)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,732,063
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,002,040
Series 2014B
01/01/2035	5.000%	5,000,000	5,013,773
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	1,960,837
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	8,488,342
01/01/2052	5.000%	8,030,000	7,522,245
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,528,848
01/01/2047	5.000%	1,000,000	947,970
Series 2017J
01/01/2037	5.000%	2,000,000	1,960,837
Series 2022
01/01/2048	4.500%	3,000,000	2,623,745
01/01/2055	5.000%	11,250,000	10,414,423
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	955,047
07/01/2048	5.000%	800,000	725,073
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,287,118

6	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015D
01/01/2046	5.000%	4,390,000	4,265,811
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,656,555
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	510,916
Revenue Bonds
2nd Lien
Series 2012
01/01/2042	5.000%	5,000,000	4,725,715
Series 2014
01/01/2039	5.000%	2,000,000	1,927,983
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2044	5.000%	650,000	609,451
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	4,500,823
County of Cook
Prerefunded 11/15/26 Unlimited General Obligation Bonds
Series 2018
11/15/2035	5.000%	900,000	924,423
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	755,071
Northshore University Health System
Series 2020A
08/15/2037	4.000%	3,000,000	2,700,251
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,768,467
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,500,798
Illinois State Toll Highway Authority
Revenue Bonds
Series 2021A
01/01/2046	4.000%	4,250,000	3,569,888
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	849,859
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	578,772
12/15/2036	0.000%	2,500,000	1,131,479
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	3,902,781
McCormick Place Expansion
Series 2017
12/15/2056	0.000%	11,110,000	1,367,910
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	1,539,098
06/15/2052	4.000%	3,000,000	2,230,943
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	1,808,595
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	4,153,014
Series 2013
07/01/2026	5.500%	1,955,000	1,963,888
07/01/2033	5.500%	5,000,000	5,011,657
07/01/2038	5.500%	875,000	875,747
Series 2017A
12/01/2036	5.000%	5,000,000	4,836,987
Series 2018A
05/01/2032	5.000%	2,500,000	2,481,194
05/01/2033	5.000%	5,000,000	4,933,914
05/01/2039	5.000%	4,320,000	4,094,648
05/01/2040	5.000%	6,005,000	5,632,035
05/01/2041	5.000%	6,000,000	5,565,227
Series 2019B
11/01/2034	4.000%	3,795,000	3,300,524
Series 2020
05/01/2039	5.500%	2,700,000	2,712,680
05/01/2045	5.750%	1,750,000	1,754,404
Series 2021A
03/01/2041	4.000%	4,650,000	3,734,568

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022A
03/01/2042	5.500%	12,700,000	12,559,252
03/01/2047	5.500%	3,300,000	3,190,830
Total			185,108,638
Indiana 0.2%
City of Whiting(b)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,247,087
Iowa 1.2%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	10,400,000	8,983,118
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	6,548,311
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,305,851
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,282,431
Total			21,119,711
Kansas 0.6%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	3,641,625
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	2,548,363
03/01/2037	4.000%	2,500,000	2,292,600
03/01/2038	4.000%	2,500,000	2,271,655
Total			10,754,243
Kentucky 0.3%
City of Henderson(a),(b)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,225,781
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,184,516
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,079,564
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,034,139
Total			4,524,000
Louisiana 1.3%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,950,000	3,959,542
Lake Charles Harbor & Terminal District(b),(e)
Revenue Bonds
Big Lake Fuels LLC Project
Series 2021 (Mandatory Put 12/01/24)
12/01/2051	1.000%	13,000,000	12,085,105
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,000,379
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,427,902
New Orleans Aviation Board(b)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,202,093
Parish of St. James(a)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,313,491
Total			21,988,512

8	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.5%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,085,957
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,047,438
Maryland Economic Development Corp.(b)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,163,021
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	714,433
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,177,735
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	2,958,643
Total			26,147,227
Massachusetts 1.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,038,180
Revenue Bonds
Series 2021V
07/01/2055	5.000%	2,000,000	2,054,088
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	1,754,171
Massachusetts Educational Financing Authority(b)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2026	5.000%	1,650,000	1,697,457
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	2,712,382
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(b)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,251,815
Series 2019A
Series 2019
07/01/2031	5.000%	2,065,000	2,120,491
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	9,853,603
Total			27,482,187
Michigan 3.8%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2031	5.000%	425,000	431,421
04/01/2032	5.000%	300,000	300,507
04/01/2033	5.000%	400,000	398,824
04/01/2034	5.000%	400,000	395,490
04/01/2035	5.000%	350,000	342,218
04/01/2036	5.000%	600,000	584,316
04/01/2037	5.000%	700,000	677,185
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	482,440
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	6,718,208
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	435,510
Series 2015
11/15/2045	5.000%	1,220,000	1,192,625
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	494,065
Trinity Health Credit Group
Series 2019
12/01/2036	4.000%	3,000,000	2,747,849
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	7,331,677

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,268,280
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	817,815
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	1,971,197
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,139,262
Series 2019B
12/01/2044	3.100%	6,000,000	4,368,180
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	3,580,792
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,293,728
10/01/2047	3.850%	4,155,000	3,255,971
Michigan Strategic Fund(b)
Revenue Bonds
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	1,905,030
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	13,788,301
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,318,391
Wayne County Airport Authority(b)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	677,165
Total			64,916,447
Minnesota 1.6%
City of Blaine(d)
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	0.000%	1,000,000	606,810
07/01/2050	0.000%	3,000,000	1,803,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	776,725
08/01/2043	5.250%	500,000	455,783
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,776,848
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,168,632
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,294,655
02/15/2053	5.000%	8,000,000	7,577,067
Hastings Independent School District No. 200(c)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,669,343
02/01/2034	0.000%	1,565,000	951,509
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	416,987
Minneapolis-St. Paul Metropolitan Airports Commission(b)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	728,795
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,845,000	2,418,250
Total			26,645,034
Mississippi 0.4%
County of Lowndes
Refunding Revenue Bonds
International Paper Company Project
Series 2022 (Mandatory Put 04/01/27)
04/01/2037	2.650%	8,200,000	7,580,006

10	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.8%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,700,568
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,379,734
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,080,057
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	951,504
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2036	4.000%	1,675,000	1,487,565
03/01/2045	4.000%	16,000,000	12,921,154
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,044,605
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	1,000,000	666,390
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,393,296
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,409,302
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,013,631
09/01/2042	5.000%	2,000,000	1,662,256
Total			30,710,062
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	426,940
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	355,000	347,258
12/01/2047	3.600%	455,000	445,760
Total			1,219,958
Nebraska 1.8%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,296,562
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,209,522
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	1,846,647
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	915,230
01/01/2038	4.000%	1,300,000	1,171,010
01/01/2039	4.000%	1,810,000	1,616,345
01/01/2044	4.000%	15,000,000	12,858,085
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,453,464
09/01/2042	3.050%	375,000	361,813
Total			30,728,678
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	814,584

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2037	4.000%	850,000	805,630
06/15/2040	4.000%	1,225,000	1,102,981
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	540,946
Series 2018A
12/15/2038	5.000%	415,000	387,511
Total			3,651,652
New Hampshire 0.3%
New Hampshire Business Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	2,883,007
New Hampshire Business Finance Authority(a)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,767,900
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	825,528
Total			5,476,435
New Jersey 5.3%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2042	4.000%	1,250,000	1,104,995
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,022,384
New Jersey Economic Development Authority(b)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,072,060
New Jersey Economic Development Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,795,548
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	15,418,741
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	1,730,439
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,222,637
Series 2017DDD
06/15/2042	5.000%	1,000,000	970,173
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	2,883,160
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	356,090
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	700,000	671,759
New Jersey Higher Education Student Assistance Authority(b)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	255,000	252,635
12/01/2035	4.000%	250,000	247,599
New Jersey Housing & Mortgage Finance Agency(b)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,383,355
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,850,119
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,516,789
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2035	5.000%	5,000,000	5,003,407
Series 2019
12/15/2039	5.000%	1,460,000	1,434,455
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	3,284,350
06/15/2045	5.000%	8,500,000	8,157,535

12	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	7,777,363
Series 2015AA
06/15/2041	5.250%	6,000,000	6,012,326
Series 2019
06/15/2046	5.000%	3,500,000	3,354,176
New Jersey Transportation Trust Fund Authority(c)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,125,121
New Jersey Turnpike Authority(f)
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	2,832,168
01/01/2052	5.250%	6,250,000	6,502,181
South Jersey Port Corp.(b)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,583,057
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	1,836,488
Total			90,401,110
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,518,855
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,285,000	1,751,425
Total			3,270,280
New York 9.1%
City of New York
Unlimited General Obligation Bonds
Series 2020C
08/01/2042	5.000%	2,500,000	2,570,160
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,155,284
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,612,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glen Cove Local Economic Assistance Corp.(c),(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	1,932,675
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,107,631
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2040	4.000%	3,250,000	2,883,595
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,024,259
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,666,643
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	9,869,639
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,546,747
Series 2019
11/01/2049	3.250%	7,310,000	4,881,733
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	8,015,000	6,724,144
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2021
11/01/2036	4.000%	1,000,000	939,589
Revenue Bonds
Future Tax Bonds
Subordinated Series 2020C
05/01/2038	4.000%	700,000	643,661
05/01/2039	4.000%	1,000,000	911,188

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Future Tax Secured
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	4,421,818
Subordinated Series 2022A-1
08/01/2044	5.000%	1,600,000	1,640,599
08/01/2048	4.000%	2,100,000	1,781,884
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,676,529
02/01/2051	5.000%	1,375,000	1,395,788
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	2,605,547
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,626,932
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	827,342
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	2,719,391
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	10,858,401
Revenue Bonds
Green Bonds - Bidding Group
Series 2022
03/15/2055	5.000%	5,000,000	5,095,681
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2032	5.000%	1,400,000	1,389,783
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	12,290,000	11,554,837
10/01/2045	4.375%	2,500,000	2,070,708
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,099,955
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	2,000,000	1,813,996
12/01/2042	4.000%	4,360,000	3,416,460
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,000,000	2,010,067
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,378,248
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	6,431,597
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	2,903,003
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	4,000,000	4,015,868
05/15/2057	5.000%	10,500,000	10,631,633
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2047	5.250%	4,500,000	4,719,273
Series 2022A
11/15/2052	4.000%	12,500,000	10,148,281
Ulster County Capital Resource Corp.(a)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	3,889,794
09/15/2047	5.250%	1,475,000	1,075,948
09/15/2053	5.250%	3,045,000	2,137,719
Westchester County Local Development Corp.(a)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,304,650
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	733,364
Total			154,844,544

14	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.5%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,390,000	1,717,094
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	1,868,677
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,630,729
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,145,736
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,852,143
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2043	5.000%	5,650,000	5,333,292
01/01/2049	5.000%	2,000,000	1,844,512
North Carolina Turnpike Authority(c)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,212,252
Series 2019
01/01/2040	0.000%	3,950,000	1,641,846
01/01/2041	0.000%	5,500,000	2,152,263
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	1,557,583
Total			24,956,127
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	705,311
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	393,892
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,090,000	1,051,209
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019C
07/01/2039	3.200%	1,625,000	1,333,158
Total			3,483,570
Ohio 3.0%
American Municipal Power, Inc.
Refunding Revenue Bonds
Fremont Energy Center Project
Series 2021
02/15/2037	4.000%	2,750,000	2,463,162
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	34,005,000	28,619,778
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,447,849
Lake County Port & Economic Development Authority(a),(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,100,000
Ohio Air Quality Development Authority(b)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	7,000,000	6,645,615
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,292,250
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	242,218
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,065,000	1,857,725
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Loan Fund
Series 2020A
12/01/2050	5.000%	4,000,000	4,154,190

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,408,993
Total			50,231,780
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,230,832
11/15/2045	5.250%	1,885,000	1,790,803
Total			3,021,635
Oregon 0.7%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,264,636
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	488,050
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	4,586,428
Port of Portland Airport(b)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	980,942
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,280,984
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2046	5.000%	1,540,000	1,207,951
11/15/2051	5.000%	1,100,000	840,438
Total			11,649,429
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 6.7%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,527,315
City of Philadelphia Airport(b)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,404,564
Series 2017B
07/01/2042	5.000%	2,250,000	2,158,786
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,010,537
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,047,769
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,674,437
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	160,000	165,632
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	805,272
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	961,004
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,235,088
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	699,818

16	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Luzerne County Industrial Development Authority(b)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	2,973,280
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,229,055
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	793,170
11/15/2045	5.000%	3,500,000	3,204,616
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	653,632
08/15/2048	5.000%	1,500,000	1,443,452
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	8,349,831
Pennsylvania Economic Development Financing Authority(a),(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,137,500
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	3,918,816
06/30/2042	5.000%	11,000,000	10,200,225
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	640,000	630,122
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,743,845
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,158,512
10/01/2039	2.700%	3,000,000	2,200,368
Series 2019-131A
04/01/2049	3.500%	2,205,000	2,154,026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	4,822,547
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,499,182
Series 2015B
12/01/2040	5.000%	2,500,000	2,513,297
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	2,939,427
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	4,817,531
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	9,710,630
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,504,188
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	778,958
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,451,107
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,155,648
Series 2018B
09/01/2043	5.000%	515,000	516,477
Series 2021A
09/01/2040	4.000%	6,250,000	5,412,967
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,326
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	4,868,770

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,135,146
Total			114,611,873
Puerto Rico 4.2%
Commonwealth of Puerto Rico(c),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	6,036,277	2,572,963
Subordinated Series 2022
11/01/2043	0.000%	4,530,207	2,066,907
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	302,953	275,550
Commonwealth of Puerto Rico(h)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	2,956,794	2,974,559
07/01/2033	4.000%	907,292	767,724
07/01/2035	4.000%	815,535	666,528
07/01/2037	4.000%	699,944	556,733
07/01/2041	4.000%	951,656	723,604
07/01/2046	4.000%	2,984,709	2,165,430
Puerto Rico Commonwealth Aqueduct & Sewer Authority(h)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	3,000,000	2,560,956
Puerto Rico Electric Power Authority(d),(h)
Revenue Bonds
Series 2007TT
07/01/2022	5.000%	2,735,000	2,044,412
07/01/2032	0.000%	2,420,000	1,815,000
Series 2008WW
07/01/2033	0.000%	1,750,000	1,312,500
07/01/2038	0.000%	1,750,000	1,319,062
Series 2010CCC
07/01/2028	0.000%	6,000,000	4,500,000
Series 2010XX
07/01/2040	0.000%	8,500,000	6,375,000
Series 2012A
07/01/2042	0.000%	6,505,000	4,878,750
Puerto Rico Highway & Transportation Authority(d),(h)
Refunding Revenue Bonds
Series 2007N
07/01/2025	0.000%	2,000,000	400,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	400,000
Series 2007M
07/01/2037	0.000%	4,225,000	845,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,935,000	387,000
Puerto Rico Sales Tax Financing Corp.(c),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	86,183,000	18,663,325
07/01/2051	0.000%	8,000,000	1,235,066
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	13,035,000	11,177,357
Total			70,683,426
Rhode Island 0.1%
Rhode Island Student Loan Authority(b)
Refunding Revenue Bonds
Series 2018A
12/01/2025	5.000%	1,200,000	1,226,244
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,412,061
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	2,806,680
South Carolina Ports Authority(b)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,549,701
Series 2019B
07/01/2044	5.000%	4,080,000	3,999,326
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	14,410,985
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	915,000	695,591
Total			24,874,344

18	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.8%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	8,704,004
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,489,874
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,533,119
Total			13,726,997
Tennessee 1.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	340,309
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,511,607
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,312,179
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,117,465
Series 2017A
07/01/2048	5.000%	835,000	772,736
New Memphis Arena Public Building Authority(c)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	127,446
04/01/2033	0.000%	2,000,000	1,201,195
04/01/2038	0.000%	1,150,000	510,482
04/01/2039	0.000%	1,625,000	680,436
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	9,000,000	7,654,055
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,000,000	2,443,241
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	460,000	444,270
07/01/2047	3.650%	915,000	871,218
Series 2017-2B
07/01/2036	3.700%	1,240,000	1,202,180
Series 2018-1
07/01/2042	3.900%	455,000	431,444
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	3,944,548
Total			27,564,811
Texas 8.7%
Angelina & Neches River Authority(a),(b)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	5,000,000	3,678,545
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	672,111
Arlington Higher Education Finance Corp.(a)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,737,260
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,779,253
07/15/2036	4.000%	3,000,000	2,432,435
Series 2018
07/15/2033	5.000%	1,000,000	938,301
07/15/2037	5.000%	2,100,000	1,927,338
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	1,953,773

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System(c)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	918,014
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,507,654
City of Austin Airport System(b)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	974,503
11/15/2046	5.000%	1,000,000	948,908
Series 2019B
11/15/2048	5.000%	7,850,000	7,467,850
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,553,703
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,218,437
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	3,395,091
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	1,641,943
City of San Antonio Airport System(b)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2030	5.000%	1,250,000	1,278,034
07/01/2031	5.000%	1,000,000	1,018,232
07/01/2032	5.000%	750,000	756,781
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	580,391
08/15/2042	5.000%	1,500,000	1,500,273
Series 2013
08/15/2033	6.000%	260,000	263,922
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,016,337
Series 2015A
12/01/2045	5.000%	400,000	372,157
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	3,465,000	3,080,277
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020A
02/15/2034	3.000%	2,420,000	2,163,325
Dallas Love Field(b)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,004,786
11/01/2036	5.000%	1,000,000	991,093
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,121,496
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,479,022
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,197,263
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	430,106
11/15/2046	5.500%	750,000	606,690
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,188,495
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	680,000
07/01/2047	0.000%	1,000,000	680,000
07/01/2052	0.000%	1,500,000	1,020,000
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	4,500,000	4,050,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	825,000
07/01/2051	0.000%	5,235,000	2,879,250
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,394,250
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,742,253

20	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
01/01/2044	4.000%	13,500,000	11,807,639
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2038	4.000%	1,235,000	1,161,166
Port Authority of Houston of Harris County(b)
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2036	5.000%	4,000,000	4,217,844
Port Beaumont Navigation District(a),(b)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	922,806
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	350,887
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,700,000	3,270,050
San Antonio Independent School District
Unlimited General Obligation Bonds
Series 2022
08/15/2052	5.000%	10,000,000	10,396,346
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	678,414
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2039	5.000%	1,650,000	1,704,419
10/01/2047	4.000%	1,250,000	1,060,443
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2031	5.000%	1,250,000	1,256,460
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2036	4.000%	1,500,000	1,324,002
06/30/2040	4.000%	500,000	421,900
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	1,678,310
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(b)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	15,950,000	14,187,747
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	1,962,255
12/31/2045	5.000%	2,250,000	2,143,793
12/31/2050	5.000%	1,930,000	1,798,734
12/31/2055	5.000%	6,515,000	5,961,018
Texas Transportation Commission(c)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	430,984
08/01/2039	0.000%	600,000	220,606
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2045	4.000%	3,765,000	3,375,465
Total			148,395,840
Utah 1.0%
Downtown East Streetcar Sewer Public Infrastructure District(a)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	1,827,053
Mida Golf and Equestrian Center Public Infrastructure District(a)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	5,000,000	3,525,946
Salt Lake City Corp. Airport(b)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,499,813
UIPA Crossroads Public Infrastructure District(a)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	2,493,833
Utah Charter School Finance Authority(a)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,840,000	2,851,712
Total			17,198,357

Columbia Strategic Municipal Income Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.9%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,300,039
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,251,199
Virginia Small Business Financing Authority(b)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	2,842,413
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,349,006
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	17,384,390
Total			33,127,047
Washington 2.2%
Central Puget Sound Regional Transit Authority
Refunding Revenue Bonds
Green Bonds
Series 2021S-1
11/01/2046	4.000%	7,000,000	6,027,440
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,374,052
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,003,981
Port of Seattle(b)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	6,072,589
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	9,454,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,089,141
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	2,000,000	1,725,648
Washington State Housing Finance Commission(a)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,550,000	2,763,653
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	3,134,713
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	396,075
Total			38,041,902
Wisconsin 2.3%
Public Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,724,251
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,013,082
09/01/2054	5.000%	1,000,000	831,687
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	2,857,127
10/01/2049	4.000%	2,690,000	2,114,970
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,703,083
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,145,415
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	354,554
05/15/2047	5.250%	220,000	183,908

22	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	701,946
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	2,467,729
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	5,968,917
Wisconsin Center District(c)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	2,451,906
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	3,709,815
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,566,064
Series 2018B
07/01/2033	4.250%	1,250,000	969,976
07/01/2043	4.500%	1,375,000	934,092
07/01/2048	5.000%	500,000	357,594
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	2,921,166
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	897,637
03/01/2039	3.000%	195,000	184,316
Total			39,059,235
Total Municipal Bonds (Cost $2,028,362,364)			1,696,175,551

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(i)	228,804	228,782
Total Money Market Funds (Cost $228,790)		228,782
Total Investments in Securities (Cost $2,028,591,154)		1,696,404,333
Other Assets & Liabilities, Net		7,059,374
Net Assets		$1,703,463,707

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $89,922,272, which represents 5.28% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	Represents a security in default.
(e)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2022.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2022, the total value of these securities amounted to $70,683,426, which represents 4.15% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Columbia Strategic Municipal Income Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2022 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Strategic Municipal Income Fund | First Quarter Report 2022

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